Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2009	$ 49,343	$ 3,785	$ 60,213	$ (13,494)	$ (1,161)
Net loss	(12,330)		(12,330)
Unrealized gains (losses) on securities designated as available-for-sale, net of realized gains and tax effects	(169)				(169)
Increase in / reduction of noncredit related losses on securities designated as held-to-maturity, net	570				570
Balance at Dec. 31, 2010	37,414	3,785	47,883	(13,494)	(760)
Net loss	(2,738)		(2,738)
Unrealized gains (losses) on securities designated as available-for-sale, net of realized gains and tax effects	162				162
Increase in / reduction of noncredit related losses on securities designated as held-to-maturity, net	(139)				(139)
Balance at Dec. 31, 2011	$ 34,699	$ 3,785	$ 45,145	$ (13,494)	$ (737)